UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-04612
Name of Fund:
BlackRock EuroFund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock EuroFund, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
6/30/2024
Date of reporting period:
6/30/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock EuroFund
Institutional Shares | MAEFX
Annual Shareholder Report — June 30, 2024

This annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$115	1.09%
How did the Fund perform last year?
  European stocks posted a solid gain during the reporting period, but currency translation detracted from returns for U.S.-based investors.
  The markets benefited from the combination of stable economic growth trends and expectations that central banks would begin to cut interest rates.
  The peripheral European countries generally outperformed the broader region, while France was a notable laggard.
What contributed to performance?
The portfolio’s positioning in technology was the largest positive contributor, with semiconductor stocks—including ASML Holding NV and ASM International NV—ranking as top individual contributors thanks to rising chip demand. ASML reported record profits with strong new order bookings. ASM International raised its revenue guidance behind stronger-than-anticipated demand from China and increased sales in the advanced logic and memory sectors.
Shares in UniCredit SpA also performed strongly. The Italian bank posted stellar full year 2023 results with a net profit close to €9 billion, beating the market’s expectations. It also remained disciplined with respect to mergers and acquisitions, and it adopted a policy whereby it will distribute 90% of its earnings to shareholders through dividends and share buybacks.
What detracted from performance?
LVMH Moet Hennessy Louis Vuitton SA was a prominent detractor. Growth rates for the broader luxury sector continued to normalize after a few years of very strong sales. More recently, the stock weakened on concerns about slowing demand in China and Europe. The Dutch payments company Adyen NV also hurt performance. The shares fell sharply in August 2023 after a disappointing earnings update showed a dramatic slowdown in growth amid rising competition. The Fund sold its position in the stock. DSV A/S, a Danish transport and logistics firm, was another detractor of note. The company missed estimates, and investors grew concerned that it would make a large acquisition.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2014 through June 30, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	11.65%	8.58%	3.81%
MSCI EMU Index	9.64	6.67	4.05
Key Fund statistics
Net Assets	$107,406,083
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$689,677
Portfolio Turnover Rate	32%
The Fund's returns shown prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
France	26.2%
Germany	23.9
Netherlands	17.6
United States	10.7
Italy	7.8
Spain	3.7
United Kingdom	2.6
Belgium	2.1
Ireland	1.7
Singapore	1.5
Other#	3.0
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.99%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock EuroFund
Institutional Shares | MAEFX
Annual Shareholder Report — June 30, 2024
MAEFX-06/24-AR

BlackRock EuroFund
Investor A Shares | MDEFX
Annual Shareholder Report — June 30, 2024

This annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$142	1.34%
How did the Fund perform last year?
  European stocks posted a solid gain during the reporting period, but currency translation detracted from returns for U.S.-based investors.
  The markets benefited from the combination of stable economic growth trends and expectations that central banks would begin to cut interest rates.
  The peripheral European countries generally outperformed the broader region, while France was a notable laggard.
What contributed to performance?
The portfolio’s positioning in technology was the largest positive contributor, with semiconductor stocks—including ASML Holding NV and ASM International NV—ranking as top individual contributors thanks to rising chip demand. ASML reported record profits with strong new order bookings. ASM International raised its revenue guidance behind stronger-than-anticipated demand from China and increased sales in the advanced logic and memory sectors.
Shares in UniCredit SpA also performed strongly. The Italian bank posted stellar full year 2023 results with a net profit close to €9 billion, beating the market’s expectations. It also remained disciplined with respect to mergers and acquisitions, and it adopted a policy whereby it will distribute 90% of its earnings to shareholders through dividends and share buybacks.
What detracted from performance?
LVMH Moet Hennessy Louis Vuitton SA was a prominent detractor. Growth rates for the broader luxury sector continued to normalize after a few years of very strong sales. More recently, the stock weakened on concerns about slowing demand in China and Europe. The Dutch payments company Adyen NV also hurt performance. The shares fell sharply in August 2023 after a disappointing earnings update showed a dramatic slowdown in growth amid rising competition. The Fund sold its position in the stock. DSV A/S, a Danish transport and logistics firm, was another detractor of note. The company missed estimates, and investors grew concerned that it would make a large acquisition.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2014 through June 30, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.36%	8.35%	3.58%
Investor A Shares (with sales charge)	5.51	7.18	3.03
MSCI EMU Index	9.64	6.67	4.05
Key Fund statistics
Net Assets	$107,406,083
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$689,677
Portfolio Turnover Rate	32%
The Fund's returns shown prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
France	26.2%
Germany	23.9
Netherlands	17.6
United States	10.7
Italy	7.8
Spain	3.7
United Kingdom	2.6
Belgium	2.1
Ireland	1.7
Singapore	1.5
Other#	3.0
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.24%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock EuroFund
Investor A Shares | MDEFX
Annual Shareholder Report — June 30, 2024
MDEFX-06/24-AR

BlackRock EuroFund
Investor C Shares | MCEFX
Annual Shareholder Report — June 30, 2024

This annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$220	2.09%
How did the Fund perform last year?
  European stocks posted a solid gain during the reporting period, but currency translation detracted from returns for U.S.-based investors.
  The markets benefited from the combination of stable economic growth trends and expectations that central banks would begin to cut interest rates.
  The peripheral European countries generally outperformed the broader region, while France was a notable laggard.
What contributed to performance?
The portfolio’s positioning in technology was the largest positive contributor, with semiconductor stocks—including ASML Holding NV and ASM International NV—ranking as top individual contributors thanks to rising chip demand. ASML reported record profits with strong new order bookings. ASM International raised its revenue guidance behind stronger-than-anticipated demand from China and increased sales in the advanced logic and memory sectors.
Shares in UniCredit SpA also performed strongly. The Italian bank posted stellar full year 2023 results with a net profit close to €9 billion, beating the market’s expectations. It also remained disciplined with respect to mergers and acquisitions, and it adopted a policy whereby it will distribute 90% of its earnings to shareholders through dividends and share buybacks.
What detracted from performance?
LVMH Moet Hennessy Louis Vuitton SA was a prominent detractor. Growth rates for the broader luxury sector continued to normalize after a few years of very strong sales. More recently, the stock weakened on concerns about slowing demand in China and Europe. The Dutch payments company Adyen NV also hurt performance. The shares fell sharply in August 2023 after a disappointing earnings update showed a dramatic slowdown in growth amid rising competition. The Fund sold its position in the stock. DSV A/S, a Danish transport and logistics firm, was another detractor of note. The company missed estimates, and investors grew concerned that it would make a large acquisition.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2014 through June 30, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	10.52%	7.52%	2.93%
Investor C Shares (with sales charge)	9.52	7.52	2.93
MSCI EMU Index	9.64	6.67	4.05
Key Fund statistics
Net Assets	$107,406,083
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$689,677
Portfolio Turnover Rate	32%
The Fund's returns shown prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
France	26.2%
Germany	23.9
Netherlands	17.6
United States	10.7
Italy	7.8
Spain	3.7
United Kingdom	2.6
Belgium	2.1
Ireland	1.7
Singapore	1.5
Other#	3.0
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.99%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock EuroFund
Investor C Shares | MCEFX
Annual Shareholder Report — June 30, 2024
MCEFX-06/24-AR

BlackRock EuroFund
Class K Shares | MKEFX
Annual Shareholder Report — June 30, 2024

This annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$109	1.03%
How did the Fund perform last year?
  European stocks posted a solid gain during the reporting period, but currency translation detracted from returns for U.S.-based investors.
  The markets benefited from the combination of stable economic growth trends and expectations that central banks would begin to cut interest rates.
  The peripheral European countries generally outperformed the broader region, while France was a notable laggard.
What contributed to performance?
The portfolio’s positioning in technology was the largest positive contributor, with semiconductor stocks—including ASML Holding NV and ASM International NV—ranking as top individual contributors thanks to rising chip demand. ASML reported record profits with strong new order bookings. ASM International raised its revenue guidance behind stronger-than-anticipated demand from China and increased sales in the advanced logic and memory sectors.
Shares in UniCredit SpA also performed strongly. The Italian bank posted stellar full year 2023 results with a net profit close to €9 billion, beating the market’s expectations. It also remained disciplined with respect to mergers and acquisitions, and it adopted a policy whereby it will distribute 90% of its earnings to shareholders through dividends and share buybacks.
What detracted from performance?
LVMH Moet Hennessy Louis Vuitton SA was a prominent detractor. Growth rates for the broader luxury sector continued to normalize after a few years of very strong sales. More recently, the stock weakened on concerns about slowing demand in China and Europe. The Dutch payments company Adyen NV also hurt performance. The shares fell sharply in August 2023 after a disappointing earnings update showed a dramatic slowdown in growth amid rising competition. The Fund sold its position in the stock. DSV A/S, a Danish transport and logistics firm, was another detractor of note. The company missed estimates, and investors grew concerned that it would make a large acquisition.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2014 through June 30, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	11.71%	8.70%	3.88%
MSCI EMU Index	9.64	6.67	4.05
Key Fund statistics
Net Assets	$107,406,083
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$689,677
Portfolio Turnover Rate	32%
The Fund's returns shown prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
France	26.2%
Germany	23.9
Netherlands	17.6
United States	10.7
Italy	7.8
Spain	3.7
United Kingdom	2.6
Belgium	2.1
Ireland	1.7
Singapore	1.5
Other#	3.0
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.94%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock EuroFund
Class K Shares | MKEFX
Annual Shareholder Report — June 30, 2024
MKEFX-06/24-AR

BlackRock EuroFund
Class R Shares | MREFX
Annual Shareholder Report — June 30, 2024

This annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$168	1.59%
How did the Fund perform last year?
  European stocks posted a solid gain during the reporting period, but currency translation detracted from returns for U.S.-based investors.
  The markets benefited from the combination of stable economic growth trends and expectations that central banks would begin to cut interest rates.
  The peripheral European countries generally outperformed the broader region, while France was a notable laggard.
What contributed to performance?
The portfolio’s positioning in technology was the largest positive contributor, with semiconductor stocks—including ASML Holding NV and ASM International NV—ranking as top individual contributors thanks to rising chip demand. ASML reported record profits with strong new order bookings. ASM International raised its revenue guidance behind stronger-than-anticipated demand from China and increased sales in the advanced logic and memory sectors.
Shares in UniCredit SpA also performed strongly. The Italian bank posted stellar full year 2023 results with a net profit close to €9 billion, beating the market’s expectations. It also remained disciplined with respect to mergers and acquisitions, and it adopted a policy whereby it will distribute 90% of its earnings to shareholders through dividends and share buybacks.
What detracted from performance?
LVMH Moet Hennessy Louis Vuitton SA was a prominent detractor. Growth rates for the broader luxury sector continued to normalize after a few years of very strong sales. More recently, the stock weakened on concerns about slowing demand in China and Europe. The Dutch payments company Adyen NV also hurt performance. The shares fell sharply in August 2023 after a disappointing earnings update showed a dramatic slowdown in growth amid rising competition. The Fund sold its position in the stock. DSV A/S, a Danish transport and logistics firm, was another detractor of note. The company missed estimates, and investors grew concerned that it would make a large acquisition.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: July 1, 2014 through June 30, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	11.09%	7.95%	3.14%
MSCI EMU Index	9.64	6.67	4.05
Key Fund statistics
Net Assets	$107,406,083
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$689,677
Portfolio Turnover Rate	32%
The Fund's returns shown prior to October 23, 2018, are the returns of the Fund when it followed different investment strategies.
Average annual total returns reflect reductions for distribution and service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
France	26.2%
Germany	23.9
Netherlands	17.6
United States	10.7
Italy	7.8
Spain	3.7
United Kingdom	2.6
Belgium	2.1
Ireland	1.7
Singapore	1.5
Other#	3.0
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.49%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock EuroFund
Class R Shares | MREFX
Annual Shareholder Report — June 30, 2024
MREFX-06/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock EuroFund	$36,414	$36,414	$0	$44	$16,328	$18,700	$407	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock EuroFund	$16,735	$18,744

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

June 30, 2024
2024 Annual Financial Statements

BlackRock Advantage Global Fund, Inc.
BlackRock EuroFund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
June 30, 2024
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.2%
BHP Group Ltd., Class DI	32,705	$ 934,773
Austria — 0.1%
OMV AG	8,664	376,600
Brazil — 1.0%
Ambev SA	364,646	744,282
B3 SA - Brasil Bolsa Balcao	106,797	195,632
Cogna Educacao SA(a)	1,304,796	413,139
Marfrig Global Foods SA(a)	224,563	496,520
NU Holdings Ltd./Cayman Islands, Class A(a)	125,607	1,619,074
Pagseguro Digital Ltd., Class A(a)	13,782	161,112
Ultrapar Participacoes SA	65,432	252,828
		3,882,587
Canada — 1.9%
Brookfield Corp., Class A	81,753	3,400,274
Cenovus Energy, Inc.	92,547	1,819,077
CGI, Inc.(a)	12,082	1,205,948
FirstService Corp.	2,624	399,340
Stantec, Inc.	3,568	298,705
		7,123,344
China — 3.0%
BOE Technology Group Co. Ltd., Class A	5,870,800	3,285,787
Oriental Pearl Group Co. Ltd., Class A	168,700	140,263
SAIC Motor Corp. Ltd., Class A	363,400	689,255
Shanghai Electric Group Co. Ltd., Class A(a)	770,396	390,074
Shenwan Hongyuan Group Co. Ltd., Class A	1,307,601	770,941
Tencent Holdings Ltd.	132,600	6,290,588
		11,566,908
Denmark — 1.6%
Genmab A/S(a)	1,021	255,856
Novo Nordisk A/S, Class B	42,165	6,033,168
		6,289,024
France — 0.8%
Danone SA	22,541	1,380,631
Eiffage SA	6,908	634,890
Hermes International SCA	527	1,217,173
		3,232,694
Germany — 1.4%
Bayer AG, Class N, Registered Shares	26,727	753,381
Siemens AG, Class N, Registered Shares	19,935	3,710,412
Siemens Energy AG(a)	26,365	687,457
		5,151,250
Hong Kong — 0.6%
AIA Group Ltd.	328,200	2,220,518
Jardine Matheson Holdings Ltd.	3,200	112,958
		2,333,476
India — 1.3%
Alkem Laboratories Ltd.	2,269	135,749
Birlasoft Ltd.	45,737	377,690
Dixon Technologies India Ltd.	2,294	329,003
DLF Ltd.	33,281	328,554
Kotak Mahindra Bank Ltd.	66,325	1,429,940
KPIT Technologies Ltd.	6,047	118,244
Larsen & Toubro Ltd.	23,051	979,151
Lupin Ltd.	8,139	157,999
MakeMyTrip Ltd.(a)	2,152	180,983
Security	Shares	Value
India (continued)
SBI Life Insurance Co. Ltd.(b)	19,139	$ 342,150
Trent Ltd.	5,985	392,733
WNS Holdings Ltd.(a)	5,992	314,580
		5,086,776
Israel(a) — 0.8%
Check Point Software Technologies Ltd.	10,324	1,703,460
Wix.com Ltd.	7,263	1,155,325
		2,858,785
Italy — 1.1%
UniCredit SpA	115,402	4,270,569
Japan — 4.3%
ANA Holdings, Inc.	21,000	388,147
Central Japan Railway Co.	57,900	1,255,105
GMO Payment Gateway, Inc.	3,600	199,319
Honda Motor Co. Ltd.	67,800	728,849
Japan Post Holdings Co. Ltd.	82,200	817,046
Kakaku.com, Inc.	3,900	51,177
Makita Corp.	4,900	134,152
Mitsubishi UFJ Financial Group, Inc.	334,000	3,604,537
Mitsui Fudosan Co. Ltd.	86,300	794,298
Mizuho Financial Group, Inc.	98,300	2,068,959
Oriental Land Co. Ltd./Japan	21,600	603,593
Pan Pacific International Holdings Corp.	14,900	348,538
Panasonic Holdings Corp.	20,200	166,054
Recruit Holdings Co. Ltd.	23,500	1,264,468
SoftBank Corp.	15,000	183,450
SoftBank Group Corp.	5,300	340,902
Sumitomo Mitsui Financial Group, Inc.	17,000	1,141,123
Tokyo Electron Ltd.	11,100	2,429,794
		16,519,511
Luxembourg — 0.5%
ArcelorMittal SA(a)	88,571	2,029,096
Malaysia — 0.1%
YTL Corp. Bhd.	447,000	326,002
Netherlands — 0.1%
NN Group NV	5,020	233,322
Norway — 0.6%
Equinor ASA	75,990	2,176,643
Russia(a)(c) — 0.0%
Alrosa PJSC	18,331	2
Gazprom PJSC	16,740	2
LUKOIL PJSC	2,916	—
MMC Norilsk Nickel PJSC	43,300	—
Mobile TeleSystems PJSC	3,760	—
Novatek PJSC	5,450	1
Tatneft PJSC	9,355	1
		6
Saudi Arabia — 0.0%
Rabigh Refining & Petrochemical Co.(a)	61,517	110,499
South Africa — 0.1%
Anglo American PLC	11,158	353,399
South Korea — 0.7%
CJ Logistics Corp.	2,183	150,363
Doosan Co. Ltd.	1,231	192,910
KCC Corp.	525	117,036

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
LG Chem Ltd.	4,860	$ 1,211,086
LG Display Co. Ltd.(a)	24,895	206,877
NAVER Corp.	5,770	694,325
		2,572,597
Spain — 2.2%
Banco Santander SA	419,498	1,951,828
Iberdrola SA	110,001	1,427,255
Industria de Diseno Textil SA	65,162	3,233,560
Repsol SA	111,384	1,766,403
		8,379,046
Sweden — 0.4%
Investor AB, Class B	51,297	1,405,694
Switzerland — 2.7%
ABB Ltd., Class N, Registered Shares	88,190	4,890,215
Chocoladefabriken Lindt & Spruengli AG	58	677,487
Novartis AG, Class N, Registered Shares	43,262	4,606,175
		10,173,877
Taiwan — 2.9%
AUO Corp.	741,000	405,221
Elan Microelectronics Corp.	39,000	184,947
Innolux Corp.	853,300	376,476
MediaTek, Inc.	72,354	3,116,170
Phison Electronics Corp.	23,000	435,471
Realtek Semiconductor Corp.	18,000	302,062
Taiwan Semiconductor Manufacturing Co. Ltd.	203,000	6,014,405
Win Semiconductors Corp.	67,000	358,995
		11,193,747
Turkey — 0.1%
Migros Ticaret A/S, Class A	13,831	224,301
Turkcell Iletisim Hizmetleri A/S, Class A	90,101	277,576
		501,877
United Kingdom — 1.2%
CK Hutchison Holdings Ltd.	61,500	293,360
Direct Line Insurance Group PLC	23,450	59,460
Informa PLC	173,674	1,874,279
Rightmove PLC	32,814	221,496
Smiths Group PLC	25,059	539,185
Tesco PLC	446,826	1,725,985
		4,713,765
United States — 68.0%
AbbVie, Inc.	7,886	1,352,607
Acuity Brands, Inc.	692	167,076
Adobe, Inc.(a)	7,677	4,264,881
Advanced Micro Devices, Inc.(a)	3,631	588,985
AECOM	16,764	1,477,579
Alphabet, Inc., Class A	39,412	7,178,896
Alphabet, Inc., Class C	32,672	5,992,698
Amazon.com, Inc.(a)	78,556	15,180,947
AMETEK, Inc.	9,990	1,665,433
Amgen, Inc.	2,102	656,770
Aon PLC, Class A	17,404	5,109,466
Apple, Inc.	88,002	18,534,981
Arch Capital Group Ltd.(a)	18,188	1,834,987
Arrow Electronics, Inc.(a)	6,000	724,560
Berkshire Hathaway, Inc., Class B(a)	10,642	4,329,166
Block, Inc., Class A(a)	10,247	660,829
Box, Inc., Class A(a)	14,895	393,824
BRP, Inc.	770	49,333
Security	Shares	Value
United States (continued)
Builders FirstSource, Inc.(a)	3,783	$ 523,605
CACI International, Inc., Class A(a)	1,406	604,763
Cadence Design Systems, Inc.(a)	5,426	1,669,851
Carnival Corp.(a)	74,906	1,402,240
Caterpillar, Inc.	5,661	1,885,679
CBRE Group, Inc., Class A(a)	19,356	1,724,813
Centene Corp.(a)	51,041	3,384,018
Cirrus Logic, Inc.(a)	7,873	1,005,067
Comcast Corp., Class A	165,987	6,500,051
ConocoPhillips	26,907	3,077,623
Costco Wholesale Corp.	4,677	3,975,403
CSL Ltd.	2,500	490,243
Curtiss-Wright Corp.	2,837	768,770
D.R. Horton, Inc.	17,586	2,478,395
Eli Lilly & Co.	4,105	3,716,585
EMCOR Group, Inc.	5,479	2,000,273
Equinix, Inc.	858	649,163
Expeditors International of Washington, Inc.	9,396	1,172,527
Experian PLC	23,636	1,098,051
Fortinet, Inc.(a)	2,421	145,914
General Motors Co.	6,891	320,156
Gilead Sciences, Inc.	7,510	515,261
Graco, Inc.	7,652	606,651
HCA Healthcare, Inc.	12,650	4,064,192
Holcim AG	14,556	1,286,635
Honeywell International, Inc.	7,712	1,646,820
HP, Inc.	28,771	1,007,560
Incyte Corp.(a)	3,797	230,174
Ionis Pharmaceuticals, Inc.(a)	1,048	49,948
Johnson & Johnson	50,910	7,441,006
Kimberly-Clark Corp.	12,476	1,724,183
Lam Research Corp.	6,108	6,504,104
Lockheed Martin Corp.	13,165	6,149,371
Lowe’s Cos., Inc.	701	154,542
Manhattan Associates, Inc.(a)	9,070	2,237,388
Marsh & McLennan Cos., Inc.	24,448	5,151,683
Mastercard, Inc., Class A	13,386	5,905,368
Merck & Co., Inc.	27,971	3,462,810
Meta Platforms, Inc., Class A	1,414	712,967
Micron Technology, Inc.	20,374	2,679,792
Microsoft Corp.	41,473	18,536,357
Moderna, Inc.(a)	104	12,350
Netflix, Inc.(a)	2,648	1,787,082
NVIDIA Corp.	139,552	17,240,254
NVR, Inc.(a)	183	1,388,706
Oshkosh Corp.	5,594	605,271
Otis Worldwide Corp.	14,275	1,374,112
Procter & Gamble Co.	18,448	3,042,444
QUALCOMM, Inc.	32,361	6,445,664
Regeneron Pharmaceuticals, Inc.(a)	713	749,384
Reinsurance Group of America, Inc.	3,014	618,684
Reliance, Inc.	2,826	807,106
S&P Global, Inc.	14,769	6,586,974
Salesforce, Inc.	10,947	2,814,474
Schlumberger NV	111,263	5,249,388
ServiceNow, Inc.(a)	5,010	3,941,217
Shell PLC	112,805	4,046,085
Spotify Technology SA(a)	4,690	1,471,675
TD SYNNEX Corp.	9,174	1,058,680
TE Connectivity Ltd.	17,453	2,625,455
Tenaris SA	12,706	195,448
Thermo Fisher Scientific, Inc.	7,433	4,110,449
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock Advantage Global Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
TJX Cos., Inc.	16,136	$ 1,776,574
Toll Brothers, Inc.	13,620	1,568,752
Uber Technologies, Inc.(a)	19,770	1,436,884
United Airlines Holdings, Inc.(a)	15,063	732,966
VeriSign, Inc.(a)	9,935	1,766,443
Vertex Pharmaceuticals, Inc.(a)	1,695	794,480
Visa, Inc., Class A	18,066	4,741,783
Walmart, Inc.	7,224	489,137
WW Grainger, Inc.	1,806	1,629,445
		259,930,386
Total Common Stocks — 97.7% (Cost: $286,506,896)		373,726,253
Preferred Securities
Preferred Stocks — 0.3%
Brazil — 0.3%
Braskem SA, Series A(a)	109,384	349,475
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	70,139	329,485
Marcopolo SA	146,776	166,728
Usinas Siderurgicas de Minas Gerais S/A Usiminas	225,226	318,695
		1,164,383
Total Preferred Securities — 0.3% (Cost: $1,325,957)		1,164,383
Total Long-Term Investments — 98.0% (Cost: $287,832,853)		374,890,636
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(d)(e)	6,831,991	$ 6,831,991
Total Short-Term Securities — 1.8% (Cost: $6,831,991)		6,831,991
Total Investments — 99.8% (Cost: $294,664,844)		381,722,627
Other Assets Less Liabilities — 0.2%		809,446
Net Assets — 100.0%		$ 382,532,073

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 20 (b)	$ —	$ (20)	$ —	$ —	—	$ 142 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	7,182,619	—	(350,628)(b)	—	—	6,831,991	6,831,991	335,717	—
SL Liquidity Series, LLC, Money Market Series(a)	165,157	—	(165,162)(b)	(27)	32	—	—	1,632 (c)	—
				$ (47)	$ 32	$ 6,831,991		$ 337,491	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	15	09/20/24	$ 1,757	$ 10,463

2024 BlackRock Annual Financial Statements

Schedule of Investments (continued)
June 30, 2024
BlackRock Advantage Global Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
MSCI Emerging Markets Index	14	09/20/24	$ 762	$ 1,808
S&P 500 E-Mini Index	16	09/20/24	4,417	11,231
				$ 23,502
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 23,502	$ —	$ —	$ —	$ 23,502

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 970,589	$ —	$ —	$ —	$ 970,589
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (107,723)	$ —	$ —	$ —	$ (107,723)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,995,756
Average notional value of contracts — short	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 934,773	$ —	$ 934,773
Austria	—	376,600	—	376,600
Brazil	3,882,587	—	—	3,882,587
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Canada	$ 7,123,344	$ —	$ —	$ 7,123,344
China	—	11,566,908	—	11,566,908
Denmark	—	6,289,024	—	6,289,024
France	—	3,232,694	—	3,232,694
Germany	—	5,151,250	—	5,151,250
Hong Kong	—	2,333,476	—	2,333,476
India	495,563	4,591,213	—	5,086,776
Israel	2,858,785	—	—	2,858,785
Italy	—	4,270,569	—	4,270,569
Japan	—	16,519,511	—	16,519,511
Luxembourg	—	2,029,096	—	2,029,096
Malaysia	—	326,002	—	326,002
Netherlands	—	233,322	—	233,322
Norway	—	2,176,643	—	2,176,643
Russia	—	—	6	6
Saudi Arabia	—	110,499	—	110,499
South Africa	—	353,399	—	353,399
South Korea	—	2,572,597	—	2,572,597
Spain	—	8,379,046	—	8,379,046
Sweden	—	1,405,694	—	1,405,694
Switzerland	—	10,173,877	—	10,173,877
Taiwan	—	11,193,747	—	11,193,747
Turkey	277,576	224,301	—	501,877
United Kingdom	—	4,713,765	—	4,713,765
United States	252,813,924	7,116,462	—	259,930,386
Preferred Securities
Preferred Stocks	1,164,383	—	—	1,164,383
Short-Term Securities
Money Market Funds	6,831,991	—	—	6,831,991
	$ 275,448,153	$ 106,274,468	$ 6	$ 381,722,627
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 23,502	$ —	$ —	$ 23,502

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Schedule of Investments
June 30, 2024
BlackRock EuroFund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Belgium — 2.1%
Azelis Group NV	28,376	$ 508,067
KBC Group NV	24,277	1,710,618
		2,218,685
Denmark — 1.1%
DSV A/S	7,977	1,224,454
Finland — 1.4%
Metso OYJ	137,290	1,459,171
France — 26.2%
Airbus SE	21,298	2,923,079
Capgemini SE	3,131	621,934
Cie de Saint-Gobain SA	24,178	1,880,423
Hermes International SCA	1,987	4,589,226
Legrand SA	5,152	511,363
L’Oreal SA	4,659	2,050,731
LVMH Moet Hennessy Louis Vuitton SE	7,970	6,119,293
Safran SA	16,450	3,466,977
Sartorius Stedim Biotech	4,608	761,524
TotalEnergies SE	39,473	2,642,865
Vinci SA	24,604	2,593,369
		28,160,784
Germany — 23.9%
adidas AG, Class N	10,165	2,427,062
Beiersdorf AG	13,551	1,983,405
Commerzbank AG	97,536	1,479,449
CTS Eventim AG & Co. KGaA	13,107	1,091,150
Merck KGaA	10,644	1,760,256
MTU Aero Engines AG, Class N	14,623	3,728,181
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	5,849	2,924,239
SAP SE	27,413	5,506,602
Siemens AG, Class N, Registered Shares	25,528	4,751,412
		25,651,756
Ireland — 1.7%
AIB Group PLC	357,134	1,886,057
Italy — 7.8%
Ferrari NV	7,035	2,870,925
Moncler SpA	21,961	1,347,173
UniCredit SpA	112,480	4,162,437
		8,380,535
Security	Shares	Value
Netherlands — 17.6%
ASM International NV	6,098	$ 4,661,165
ASML Holding NV	9,533	9,715,708
BE Semiconductor Industries NV	15,122	2,526,150
IMCD NV	14,363	1,979,903
		18,882,926
Singapore — 1.5%
STMicroelectronics NV	41,533	1,626,762
Spain — 3.7%
Banco Bilbao Vizcaya Argentaria SA	161,736	1,623,586
CaixaBank SA	438,731	2,329,899
		3,953,485
Sweden — 0.5%
Beijer Ref AB, Class B	32,536	502,184
United Kingdom — 2.6%
Allfunds Group PLC	28,398	158,286
RELX PLC	58,116	2,662,807
		2,821,093
United States — 10.2%
Linde PLC	7,803	3,424,034
Sanofi SA	16,245	1,566,719
Schneider Electric SE	25,023	5,999,159
		10,989,912
Total Long-Term Investments — 100.3% (Cost: $69,721,543)		107,757,804
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19%(a)(b)	462,681	462,681
Total Short-Term Securities — 0.5% (Cost: $462,681)		462,681
Total Investments — 100.8% (Cost: $70,184,224)		108,220,485
Liabilities in Excess of Other Assets — (0.8)%		(814,402)
Net Assets — 100.0%		$ 107,406,083

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ —	$ —	$ —	$ —	—	$ 15 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	467,555	—	(4,874)(c)	—	—	462,681	462,681	23,618	—
SL Liquidity Series, LLC, Money Market Series(a)	—	200 (c)	—	(200)	—	—	—	215 (b)	—
				$ (200)	$ —	$ 462,681		$ 23,848	$ —

(a)	As of period end, the entity is no longer held.
Schedule of Investments

Schedule of Investments (continued)
June 30, 2024
BlackRock EuroFund

(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$ —	$ 2,218,685	$ —	$ 2,218,685
Denmark	—	1,224,454	—	1,224,454
Finland	—	1,459,171	—	1,459,171
France	—	28,160,784	—	28,160,784
Germany	—	25,651,756	—	25,651,756
Ireland	—	1,886,057	—	1,886,057
Italy	—	8,380,535	—	8,380,535
Netherlands	—	18,882,926	—	18,882,926
Singapore	—	1,626,762	—	1,626,762
Spain	—	3,953,485	—	3,953,485
Sweden	—	502,184	—	502,184
United Kingdom	—	2,821,093	—	2,821,093
United States	3,424,034	7,565,878	—	10,989,912
Short-Term Securities
Money Market Funds	462,681	—	—	462,681
	$ 3,886,715	$ 104,333,770	$ —	$ 108,220,485
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Assets and Liabilities
June 30, 2024

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund
ASSETS
Investments, at value — unaffiliated(a)	$ 374,890,636	$ 107,757,804
Investments, at value — affiliated(b)	6,831,991	462,681
Cash pledged for futures contracts	280,000	—
Foreign currency, at value(c)	220,669	2,232
Receivables:
Investments sold	5,950,320	1,746,238
Capital shares sold	35,571	988
Dividends — unaffiliated	440,445	130,288
Dividends — affiliated	24,488	1,938
Variation margin on futures contracts	3,800	—
Prepaid expenses	53,653	43,824
Total assets	388,731,573	110,145,993
LIABILITIES
Bank overdraft	1,528	—
Payables:
Investments purchased	5,488,366	—
Accounting services fees	24,485	10,161
Capital shares redeemed	73,370	17,669
Custodian fees	189,995	31,365
Deferred foreign capital gain tax	70,565	—
Investment advisory fees	156,455	60,301
IRS compliance fee for foreign withholding tax claims	—	2,526,175
Directors’ and Officer’s fees	1,988	1,457
Other accrued expenses	14,943	13,362
Professional fees	26,345	47,257
Service and distribution fees	58,056	15,406
Transfer agent fees	74,607	16,757
Variation margin on futures contracts	18,797	—
Total liabilities	6,199,500	2,739,910
Commitments and contingent liabilities
NET ASSETS	$ 382,532,073	$ 107,406,083
NET ASSETS CONSIST OF
Paid-in capital	$ 270,770,263	$ 84,173,906
Accumulated earnings	111,761,810	23,232,177
NET ASSETS	$ 382,532,073	$ 107,406,083
(a) Investments, at cost—unaffiliated	$287,832,853	$69,721,543
(b) Investments, at cost—affiliated	$6,831,991	$462,681
(c) Foreign currency, at cost	$238,498	$2,232
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
June 30, 2024

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund
NET ASSET VALUE
Institutional
Net assets	$ 65,667,276	$ 31,712,303
Shares outstanding	2,294,634	1,496,081
Net asset value	$ 28.62	$ 21.20
Shares authorized	100 million	Unlimited
Par value	$0.10	$0.10
Investor A
Net assets	$ 287,092,749	$ 71,960,782
Shares outstanding	10,748,264	3,478,441
Net asset value	$ 26.71	$ 20.69
Shares authorized	100 million	Unlimited
Par value	$0.10	$0.10
Investor C
Net assets	$ 2,473,156	$ 1,173,247
Shares outstanding	119,231	84,572
Net asset value	$ 20.74	$ 13.87
Shares authorized	100 million	Unlimited
Par value	$0.10	$0.10
Class K
Net assets	$ 24,606,126	$ 2,255,799
Shares outstanding	859,467	106,627
Net asset value	$ 28.63	$ 21.16
Shares authorized	2 billion	Unlimited
Par value	$0.10	$0.10
Class R
Net assets	$ 2,692,766	$ 303,952
Shares outstanding	115,342	19,968
Net asset value	$ 23.35	$ 15.22
Shares authorized	100 million	Unlimited
Par value	$0.10	$0.10
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Statements of Operations
Year Ended June 30, 2024

	BlackRock Advantage Global Fund, Inc.	BlackRock EuroFund
INVESTMENT INCOME
Dividends — unaffiliated	$6,766,163	$2,533,687
Dividends — affiliated	335,717	23,618
Interest — unaffiliated	14,641	—
Securities lending income — affiliated — net	1,774	230
Other income — unaffiliated	1,216	37,531
Foreign taxes withheld	(346,109)	(209,990)
Foreign withholding tax claims	62,100	499,089
IRS compliance fee for foreign withholding tax claims	—	(345,403)
Total investment income	6,835,502	2,538,762
EXPENSES
Investment advisory	2,488,057	789,748
Service and distribution — class specific	716,133	187,606
Transfer agent — class specific	571,706	128,791
Custodian	310,516	56,251
Professional	97,684	153,664
Registration	88,252	83,564
Accounting services	75,338	33,776
Printing and postage	55,855	41,947
Directors and Officer	7,141	6,595
Miscellaneous	38,352	26,534
Total expenses excluding interest expense	4,449,034	1,508,476
Interest expense — unaffiliated	319	366
Total expenses	4,449,353	1,508,842
Less:
Fees waived and/or reimbursed by the Manager	(666,382)	(100,071)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(403,734)	(77,027)
Total expenses after fees waived and/or reimbursed	3,379,237	1,331,744
Net investment income	3,456,265	1,207,018
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	43,152,607	1,889,625
Investments — affiliated	(47)	(200)
Foreign currency transactions	(68,304)	(49,506)
Futures contracts	970,589	—
Litigation proceeds	308,993	—
	44,363,838	1,839,919
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	26,437,722	8,198,044
Investments — affiliated	32	—
Foreign currency translations	(17,402)	3,659
Futures contracts	(107,723)	—
	26,312,629	8,201,703
Net realized and unrealized gain	70,676,467	10,041,622
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,132,732	$11,248,640
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(44,919)	$—
(b) Net of increase in deferred foreign capital gain tax of	$(19,599)	$—
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock Advantage Global Fund, Inc.		BlackRock EuroFund
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/24	Year Ended 06/30/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,456,265	$6,002,608	$1,207,018	$1,119,949
Net realized gain (loss)	44,363,838	(12,719,901)	1,839,919	1,222,534
Net change in unrealized appreciation (depreciation)	26,312,629	65,824,103	8,201,703	23,711,838
Net increase in net assets resulting from operations	74,132,732	59,106,810	11,248,640	26,054,321
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(832,052)	(1,061,923)	(410,791)	(201,013)
Investor A	(3,851,917)	(4,583,971)	(802,983)	(320,389)
Investor C	(39,498)	(38,913)	(15,164)	—
Class K	(620,100)	(912,633)	(18,357)	(7,042)
Class R	(39,975)	(36,382)	(3,942)	—
Decrease in net assets resulting from distributions to shareholders	(5,383,542)	(6,633,822)	(1,251,237)	(528,444)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(78,433,584)	(42,706,146)	(11,199,611)	(4,059,767)
NET ASSETS
Total increase (decrease) in net assets	(9,684,394)	9,766,842	(1,202,208)	21,466,110
Beginning of year	392,216,467	382,449,625	108,608,291	87,142,181
End of year	$382,532,073	$392,216,467	$107,406,083	$108,608,291

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc.
	Institutional
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$23.77	$20.70	$28.57	$21.48	$21.66
Net investment income(a)	0.28	0.38	0.33	0.24	0.31
Net realized and unrealized gain (loss)	4.93	3.08	(4.04)	7.82	(0.06)
Net increase (decrease) from investment operations	5.21	3.46	(3.71)	8.06	0.25
Distributions(b)
From net investment income	(0.36)	(0.39)	(0.33)	(0.35)	(0.43)
From net realized gain	—	—	(3.83)	(0.62)	—
Total distributions	(0.36)	(0.39)	(4.16)	(0.97)	(0.43)
Net asset value, end of year	$28.62	$23.77	$20.70	$28.57	$21.48
Total Return(c)
Based on net asset value	22.20%(d)	16.94%	(15.52)%	38.23%	1.08%
Ratios to Average Net Assets(e)
Total expenses	0.98%	1.12%	1.10%	1.19%	1.15%
Total expenses after fees waived and/or reimbursed	0.71%	0.71%	0.71%	0.71%	0.71%
Net investment income	1.12%	1.75%	1.33%	0.96%	1.46%
Supplemental Data
Net assets, end of year (000)	$65,667	$56,145	$62,236	$95,405	$75,805
Portfolio turnover rate	152%	102%	136%	311%	182%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.12%.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)
	Investor A
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$22.24	$19.39	$27.02	$20.36	$20.55
Net investment income(a)	0.20	0.31	0.27	0.17	0.24
Net realized and unrealized gain (loss)	4.60	2.88	(3.80)	7.41	(0.05)
Net increase (decrease) from investment operations	4.80	3.19	(3.53)	7.58	0.19
Distributions(b)
From net investment income	(0.33)	(0.34)	(0.27)	(0.30)	(0.38)
From net realized gain	—	—	(3.83)	(0.62)	—
Total distributions	(0.33)	(0.34)	(4.10)	(0.92)	(0.38)
Net asset value, end of year	$26.71	$22.24	$19.39	$27.02	$20.36
Total Return(c)
Based on net asset value	21.87%(d)	16.65%	(15.73)%	37.91%	0.84%
Ratios to Average Net Assets(e)
Total expenses	1.26%	1.41%	1.40%	1.51%	1.46%
Total expenses after fees waived and/or reimbursed	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment income	0.85%	1.51%	1.14%	0.71%	1.21%
Supplemental Data
Net assets, end of year (000)	$287,093	$274,647	$264,270	$327,701	$242,123
Portfolio turnover rate	152%	102%	136%	311%	182%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 21.78%.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)
	Investor C
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$17.42	$15.24	$22.06	$16.58	$16.79
Net investment income (loss)(a)	0.02	0.12	0.06	(0.01)	0.08
Net realized and unrealized gain (loss)	3.58	2.26	(2.97)	6.04	(0.05)
Net increase (decrease) from investment operations	3.60	2.38	(2.91)	6.03	0.03
Distributions(b)
From net investment income	(0.28)	(0.20)	(0.14)	—	(0.24)
From net realized gain	—	—	(3.77)	(0.55)	—
Total distributions	(0.28)	(0.20)	(3.91)	(0.55)	(0.24)
Net asset value, end of year	$20.74	$17.42	$15.24	$22.06	$16.58
Total Return(c)
Based on net asset value	20.91%(d)	15.78%	(16.36)%	36.88%	0.11%
Ratios to Average Net Assets(e)
Total expenses	2.10%	2.20%	2.19%	2.42%	2.32%
Total expenses after fees waived and/or reimbursed	1.71%	1.71%	1.71%	1.71%	1.71%
Net investment income (loss)	0.10%	0.76%	0.31%	(0.06)%	0.46%
Supplemental Data
Net assets, end of year (000)	$2,473	$2,620	$3,795	$7,922	$35,626
Portfolio turnover rate	152%	102%	136%	311%	182%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 20.86%.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)
	Class K
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$23.78	$20.71	$28.58	$21.48	$21.66
Net investment income(a)	0.27	0.39	0.36	0.27	0.32
Net realized and unrealized gain (loss)	4.95	3.08	(4.05)	7.81	(0.06)
Net increase (decrease) from investment operations	5.22	3.47	(3.69)	8.08	0.26
Distributions(b)
From net investment income	(0.37)	(0.40)	(0.35)	(0.36)	(0.44)
From net realized gain	—	—	(3.83)	(0.62)	—
Total distributions	(0.37)	(0.40)	(4.18)	(0.98)	(0.44)
Net asset value, end of year	$28.63	$23.78	$20.71	$28.58	$21.48
Total Return(c)
Based on net asset value	22.22%(d)	16.99%	(15.46)%	38.34%	1.13%
Ratios to Average Net Assets(e)
Total expenses	0.84%	0.98%	1.00%	1.13%	1.09%
Total expenses after fees waived and/or reimbursed	0.66%	0.66%	0.66%	0.66%	0.66%
Net investment income	1.10%	1.81%	1.45%	1.04%	1.53%
Supplemental Data
Net assets, end of year (000)	$24,606	$56,522	$49,643	$56,800	$12,108
Portfolio turnover rate	152%	102%	136%	311%	182%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 22.05%.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Global Fund, Inc. (continued)
	Class R
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$19.51	$17.05	$24.24	$18.33	$18.52
Net investment income(a)	0.12	0.22	0.18	0.10	0.18
Net realized and unrealized gain (loss)	4.04	2.53	(3.33)	6.65	(0.06)
Net increase (decrease) from investment operations	4.16	2.75	(3.15)	6.75	0.12
Distributions(b)
From net investment income	(0.32)	(0.29)	(0.21)	(0.22)	(0.31)
From net realized gain	—	—	(3.83)	(0.62)	—
Total distributions	(0.32)	(0.29)	(4.04)	(0.84)	(0.31)
Net asset value, end of year	$23.35	$19.51	$17.05	$24.24	$18.33
Total Return(c)
Based on net asset value	21.59%(d)	16.34%	(15.94)%	37.52%	0.58%
Ratios to Average Net Assets(e)
Total expenses	1.60%	1.76%	1.82%	1.79%	1.77%
Total expenses after fees waived and/or reimbursed	1.21%	1.21%	1.21%	1.21%	1.21%
Net investment income	0.61%	1.25%	0.85%	0.45%	0.98%
Supplemental Data
Net assets, end of year (000)	$2,693	$2,283	$2,506	$3,996	$4,313
Portfolio turnover rate	152%	102%	136%	311%	182%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment received from a settlement of litigation, which impacted the Fund’s total return. Excluding the payment from a settlement of litigation, the Fund’s total return is 21.49%.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock EuroFund
	Institutional
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$19.23	$14.70	$20.34	$14.31	$14.40
Net investment income(a)	0.25	0.24	0.13	0.03	0.02
Net realized and unrealized gain (loss)	1.96	4.41	(5.77)	6.00	(0.04)
Net increase (decrease) from investment operations	2.21	4.65	(5.64)	6.03	(0.02)
Distributions from net investment income(b)	(0.24)	(0.12)	—	—	(0.07)
Net asset value, end of year	$21.20	$19.23	$14.70	$20.34	$14.31
Total Return(c)
Based on net asset value	11.65%	31.80%	(27.73)%	42.14%	(0.17)%
Ratios to Average Net Assets(d)
Total expenses	1.27%	1.48%	1.17%	1.18%	1.24%
Total expenses after fees waived and/or reimbursed	1.09%	1.31%	1.10%	1.12%	1.18%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.04%	1.04%	1.09%	1.12%	1.18%
Net investment income	1.29%	1.43%	0.65%	0.19%	0.14%
Supplemental Data
Net assets, end of year (000)	$31,712	$34,272	$25,025	$81,809	$26,476
Portfolio turnover rate	32%	37%	42%	26%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)
	Investor A
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$18.80	$14.37	$19.93	$14.05	$14.11
Net investment income (loss)(a)	0.21	0.18	0.09	(0.01)	(0.00)(b)
Net realized and unrealized gain (loss)	1.90	4.33	(5.65)	5.89	(0.04)
Net increase (decrease) from investment operations	2.11	4.51	(5.56)	5.88	(0.04)
Distributions from net investment income(c)	(0.22)	(0.08)	—	—	(0.02)
Net asset value, end of year	$20.69	$18.80	$14.37	$19.93	$14.05
Total Return(d)
Based on net asset value	11.36%	31.49%	(27.90)%	41.85%	(0.30)%
Ratios to Average Net Assets(e)
Total expenses	1.50%	1.71%	1.40%	1.39%	1.40%
Total expenses after fees waived and/or reimbursed	1.34%	1.56%	1.33%	1.33%	1.34%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.29%	1.29%	1.32%	1.33%	1.34%
Net investment income (loss)	1.08%	1.07%	0.48%	(0.03)%	(0.01)%
Supplemental Data
Net assets, end of year (000)	$71,961	$71,692	$59,981	$87,462	$65,887
Portfolio turnover rate	32%	37%	42%	26%	39%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)
	Investor C
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$12.73	$9.76	$13.63	$9.68	$9.79
Net investment income (loss)(a)	0.04	0.04	(0.06)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	1.28	2.93	(3.81)	4.05	(0.03)
Net increase (decrease) from investment operations	1.32	2.97	(3.87)	3.95	(0.11)
Distributions from net investment income(b)	(0.18)	—	—	—	—
Net asset value, end of year	$13.87	$12.73	$9.76	$13.63	$9.68
Total Return(c)
Based on net asset value	10.52%	30.43%	(28.39)%	40.81%	(1.12)%
Ratios to Average Net Assets(d)
Total expenses	2.34%	2.44%	2.17%	2.17%	2.19%
Total expenses after fees waived and/or reimbursed	2.09%	2.32%	2.10%	2.11%	2.13%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	2.03%	2.02%	2.09%	2.11%	2.13%
Net investment income (loss)	0.33%	0.36%	(0.45)%	(0.86)%	(0.85)%
Supplemental Data
Net assets, end of year (000)	$1,173	$1,267	$1,055	$2,451	$3,088
Portfolio turnover rate	32%	37%	42%	26%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)
	Class K
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$19.19	$14.69	$20.30	$14.26	$14.34
Net investment income(a)	0.35	0.23	0.16	0.06	0.03
Net realized and unrealized gain (loss)	1.87	4.42	(5.77)	5.98	(0.02)
Net increase (decrease) from investment operations	2.22	4.65	(5.61)	6.04	0.01
Distributions from net investment income(b)	(0.25)	(0.15)	—	—	(0.09)
Net asset value, end of year	$21.16	$19.19	$14.69	$20.30	$14.26
Total Return(c)
Based on net asset value	11.71%	31.81%	(27.64)%	42.36%	0.03%
Ratios to Average Net Assets(d)
Total expenses	1.15%	1.37%	1.08%	1.04%	1.06%
Total expenses after fees waived and/or reimbursed	1.03%	1.25%	1.01%	0.98%	1.00%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.98%	0.99%	1.00%	0.98%	1.00%
Net investment income	1.77%	1.40%	0.83%	0.34%	0.18%
Supplemental Data
Net assets, end of year (000)	$2,256	$1,098	$886	$860	$601
Portfolio turnover rate	32%	37%	42%	26%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock EuroFund (continued)
	Class R
	Year Ended 06/30/24	Year Ended 06/30/23	Year Ended 06/30/22	Year Ended 06/30/21	Year Ended 06/30/20

Net asset value, beginning of year	$13.91	$10.61	$14.79	$10.46	$10.54
Net investment income (loss)(a)	0.12	0.12	(0.06)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	1.40	3.18	(4.12)	4.37	(0.04)
Net increase (decrease) from investment operations	1.52	3.30	(4.18)	4.33	(0.08)
Distributions from net investment income(b)	(0.21)	—	—	—	—
Net asset value, end of year	$15.22	$13.91	$10.61	$14.79	$10.46
Total Return(c)
Based on net asset value	11.09%	31.10%	(28.26)%	41.40%	(0.76)%
Ratios to Average Net Assets(d)
Total expenses	1.92%	2.20%	1.91%	1.73%	1.87%
Total expenses after fees waived and/or reimbursed	1.59%	1.82%	1.84%	1.67%	1.81%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.53%	1.54%	1.83%	1.67%	1.81%
Net investment income (loss)	0.88%	0.96%	(0.41)%	(0.32)%	(0.42)%
Supplemental Data
Net assets, end of year (000)	$304	$279	$195	$471	$359
Portfolio turnover rate	32%	37%	42%	26%	39%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements

1.
ORGANIZATION
BlackRock Advantage Global Fund, Inc., (the “Corporation”) and BlackRock EuroFund (the “Trust”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporation is organized as a Maryland corporation. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Global Fund, Inc.	Advantage Global	Diversified
BlackRock EuroFund	EuroFund	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Trustees of the Trust and the Board of Directors of the Corporation are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances.  For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan
Notes to Financial Statements

Notes to Financial Statements  (continued)

and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Advantage Global	EuroFund
First $1 billion	0.66%	0.75%
$1 billion — $3 billion	0.62	0.71
$3 billion — $5 billion	0.59	0.68
$5 billion — $10 billion	0.57	0.65
Greater than $10 billion	0.56	0.64
With respect to EuroFund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by EuroFund to the Manager.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

Service and Distribution Fees:  The Funds entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended June 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
Advantage Global	$ 678,777	$ 25,048	$ 12,308	$ 716,133
EuroFund	174,966	11,232	1,408	187,606
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended June 30, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended June 30, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage Global	$ 337	$ 6,466	$ 701	$ 107	$ 79	$ 7,690
EuroFund	1,589	3,148	135	9	18	4,899
For the year ended June 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage Global	$ 81,309	$ 474,302	$ 6,537	$ 3,198	$ 6,360	$ 571,706
EuroFund	45,556	79,804	2,331	289	811	128,791
Other Fees:  For the year ended June 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Advantage Global	$ 1,478
EuroFund	211
For the year ended June 30, 2024, affiliates received CDSCs as follows:
Fund Name	Investor C
Advantage Global	$ 6
EuroFund	5
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Funds, as defined in the 1940 Act ("Independent Directors"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended June 30, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Global	$ 4,837
EuroFund	336
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Notes to Financial Statements

Notes to Financial Statements  (continued)

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Advantage Global	0.71%	0.96%	1.71%	0.66%	1.21%
EuroFund	1.04	1.29	2.04	0.99	1.54
With respect to Advantage Global, the Manager has agreed not to reduce or discontinue this contractual expense limitation through June 30, 2025, unless approved by the Board, including a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended June 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $661,545, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
With respect to Euro Fund, effective June 1, 2024, the Manager voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
EuroFund	0.99%	1.24%	1.99%	0.94%	1.49%
The voluntary expense limitation may be discontinued at any time without notice. For the year ended June 30, 2024, the Manager waived and/or reimbursed investment advisory fees of $99,735 which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the year ended June 30, 2024, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Advantage Global	$ 51,483	$ 338,624	$ 5,290	$ 3,204	$ 5,133	$ 403,734
EuroFund	29,432	44,841	1,794	290	670	77,027
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended June 30, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Advantage Global	$ 389
EuroFund	41
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. EuroFund is currently permitted to borrow under the Interfund Lending Program. Advantage Global is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended June 30, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
Other Transactions:  With respect to Advantage Global, the Fund received proceeds from settlement of litigation where it was able to recover a portion of investment losses previously realized by the Fund. This amount is shown as litigation proceeds in the Statements of Operations.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the year ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Advantage Global	$50,537,139	$87,990,106	$8,960,952
EuroFund	—	379,029	2,038
7.
 PURCHASES AND SALES
For the year ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Advantage Global	$ 563,689,708	$ 644,677,854
EuroFund	34,307,561	46,701,417
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 06/30/24	Year Ended 06/30/23
Advantage Global
Ordinary income	$ 5,383,542	$ 6,633,822
EuroFund
Ordinary income	$ 1,251,237	$ 528,444
As of June 30, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Advantage Global	$ 2,228,672	$ 23,889,730	$ —	$ 85,643,408	$ 111,761,810
EuroFund	1,205,659	—	(15,495,793)	37,522,311	23,232,177

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts.

Notes to Financial Statements

Notes to Financial Statements  (continued)

During the year ended June 30, 2024, the Fund listed below utilized the following amount of its capital loss carryforward:
Fund Name	Utilized
Advantage Global	$ 17,116,281
EuroFund	1,830,151
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage Global	$ 295,985,096	$ 92,678,206	$ (6,941,147)	$ 85,737,059
EuroFund	70,694,007	39,150,322	(1,623,844)	37,526,478
9.
BANK BORROWINGS
The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion.  These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended June 30, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 06/30/24		Year Ended 06/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Advantage Global
Institutional
Shares sold	510,744	$ 13,140,479	256,079	$ 5,503,523
Shares issued in reinvestment of distributions	31,725	771,536	45,991	990,316
Shares redeemed	(609,532)	(15,866,719)	(946,488)	(20,364,108)
	(67,063)	$ (1,954,704)	(644,418)	$ (13,870,269)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 06/30/24		Year Ended 06/30/23
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Advantage Global (continued)
Investor A
Shares sold and automatic conversion of shares	314,579	$ 7,368,131	961,713	$ 18,916,124
Shares issued in reinvestment of distributions	153,413	3,487,061	208,061	4,180,976
Shares redeemed	(2,068,932)	(48,729,310)	(2,448,975)	(49,850,265)
	(1,600,940)	$ (37,874,118)	(1,279,201)	$ (26,753,165)
Investor C
Shares sold	14,840	$ 260,885	36,310	$ 595,928
Shares issued in reinvestment of distributions	2,228	39,498	2,494	38,913
Shares redeemed and automatic conversion of shares	(48,295)	(892,875)	(137,392)	(2,192,980)
	(31,227)	$ (592,492)	(98,588)	$ (1,558,139)
Class K
Shares sold	118,265	$ 2,997,823	368,871	$ 8,218,955
Shares issued in reinvestment of distributions	25,497	620,100	42,395	912,633
Shares redeemed	(1,661,441)	(41,581,549)	(431,520)	(9,151,527)
	(1,517,679)	$ (37,963,626)	(20,254)	$ (19,939)
Class R
Shares sold	31,861	$ 636,856	13,008	$ 228,457
Shares issued in reinvestment of distributions	2,008	39,975	2,061	36,383
Shares redeemed	(35,524)	(725,475)	(45,027)	(769,474)
	(1,655)	$ (48,644)	(29,958)	$ (504,634)
	(3,218,564)	$ (78,433,584)	(2,072,419)	$ (42,706,146)

	Year Ended 06/30/24		Year Ended 06/30/23
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
EuroFund
Institutional
Shares sold	222,853	$ 4,606,884	285,373	$ 5,270,145
Shares issued in reinvestment of distributions	19,124	360,680	10,533	173,479
Shares redeemed	(528,330)	(10,482,659)	(215,528)	(3,654,878)
	(286,353)	$ (5,515,095)	80,378	$ 1,788,746
Investor A
Shares sold and automatic conversion of shares	79,177	$ 1,551,098	125,307	$ 2,160,703
Shares issued in reinvestment of distributions	35,616	656,401	16,327	263,187
Shares redeemed	(450,682)	(8,684,800)	(500,516)	(8,150,313)
	(335,889)	$ (6,477,301)	(358,882)	$ (5,726,423)
Investor C
Shares sold	5,728	$ 80,533	35,455	$ 388,635
Shares issued in reinvestment of distributions	1,222	15,161	—	—
Shares redeemed and automatic conversion of shares	(21,885)	(276,385)	(44,073)	(514,401)
	(14,935)	$ (180,691)	(8,618)	$ (125,766)
Class K
Shares sold	71,732	$ 1,413,700	17,347	$ 311,617
Shares issued in reinvestment of distributions	818	15,388	320	5,256
Shares redeemed	(23,150)	(458,859)	(20,786)	(337,462)
	49,400	$ 970,229	(3,119)	$ (20,589)
Class R
Shares sold	2,502	$ 35,300	4,503	$ 56,785
Shares issued in reinvestment of distributions	290	3,942	—	—
Shares redeemed	(2,884)	(35,995)	(2,867)	(32,520)
	(92)	$ 3,247	1,636	$ 24,265
	(587,869)	$ (11,199,611)	(288,605)	$ (4,059,767)
As of June 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 12,070 Class K Shares of EuroFund.

2024 BlackRock Annual Financial Statements

Notes to Financial Statements  (continued)

12.
FOREIGN WITHHOLDINGS TAX CLAIMS
EuroFund is seeking a closing agreement with the Internal Revenue Service ("IRS") to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
13.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors/Trustees of BlackRock Advantage Global Fund, Inc. and BlackRock EuroFund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Global Fund, Inc. and BlackRock EuroFund (the “Funds”), including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
August 22, 2024
We have served as the auditor of one or more BlackRock investment companies since 1992.

2024 BlackRock Annual Financial Statements

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended June 30, 2024:
Fund Name	Qualified Dividend Income
Advantage Global	$ 5,666,963
EuroFund	2,492,553
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended June 30, 2024:
Fund Name	Qualified Business Income
Advantage Global	$ 19,853
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended June 30, 2024:
Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
EuroFund	$ 1,203,895	$ —
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended June 30, 2024:
Fund Name	Federal Obligation Interest
EuroFund	$ 1,760
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended June 30, 2024 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Advantage Global	50.10%
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended June 30, 2024:
Fund Name	Interest Dividends
Advantage Global	$ 197,196
EuroFund	10,860
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended June 30, 2024:
Fund Name	Interest- Related Dividends
Advantage Global	$ 189,258
EuroFund	11,222
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Corporation and the Trust is paid by the Corporation and the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Annual Financial Statements

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) For BlackRock EuroFund.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement

The Board of Trustees of BlackRock EuroFund (“EuroFund”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “EuroFund Advisory Agreement”) between EuroFund and BlackRock Advisors, LLC (the “Manager”), its investment advisor. The Board of Trustees of EuroFund also considered the approval of the sub-advisory agreement (the “EuroFund Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to EuroFund.
The Board of Directors of BlackRock Advantage Global Fund, Inc. (“Advantage Global Fund”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “Advantage Global Fund Advisory Agreement”) between Advantage Global Fund and the Manager, its investment advisor.
EuroFund and Advantage Global Fund are referred to herein individually as a “Fund” or collectively as the “Funds.”  The Manager and the Sub-Advisor are referred to herein as “BlackRock.”  The EuroFund Advisory Agreement, the EuroFund Sub-Advisory Agreement and the Advantage Global Fund Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.”  For simplicity: (a) the Board of Trustees of EuroFund and the Board of Directors of Advantage Global Fund are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 16, 2024 are referred to as the “April Meeting” and the meetings held on May 16-17, 2024 are referred to as the “May Meeting”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the pertinent Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the pertinent Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  Each Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed.  The committees of each Board similarly met throughout the year.  Each Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements.  In considering the renewal of the Agreements, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, each Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders.  BlackRock also furnished additional information to each Board in response to specific questions from the Board.  Among the matters each Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, each Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Boards to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, each Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, each Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)

profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the pertinent Fund.  Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Boards evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, each Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  Each Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  Each Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, each Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds.  In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services.  The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Boards considered the operation of BlackRock’s business continuity plans.
The Board of EuroFund noted that the engagement of the Sub-Advisor with respect to EuroFund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit EuroFund and its shareholders.
B.  The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  In preparation for the April Meeting, each Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, each Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Boards focused particular attention on funds with less favorable performance records. Each Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board of Advantage Global Fund noted that for the one-, three- and five-year periods reported, Advantage Global Fund ranked in the first, second and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)

The Board of EuroFund noted that for the one-, three- and five-year periods reported, EuroFund ranked in the second, third and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  Each Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Boards considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Each Board received and reviewed statements relating to BlackRock’s financial condition.  Each Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  Each Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  Each Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  Each Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  Each Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  Each Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
Each Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  Each Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  Each Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.  The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board of Advantage Global Fund noted that Advantage Global Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board of EuroFund noted that EuroFund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. In addition, after discussions between the Board and BlackRock, the Board and BlackRock agreed to a voluntary expense cap to further limit the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. This voluntary expense cap was implemented on June 1, 2024.
Each Board additionally noted that the applicable Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
Each Board further noted that BlackRock and the Board have contractually agreed to a cap on the applicable Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the pertinent Fund in a variety of ways as the assets of the Fund increase. Each Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waiver, and/or expense caps, as applicable.  Each Board considered the pertinent Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Boards also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Boards also

2024 BlackRock Annual Financial Statements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)

considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of EuroFund, including the Independent Board Members, unanimously approved the continuation of the EuroFund Advisory Agreement between the Manager and EuroFund for a one-year term ending June 30, 2025, and the EuroFund Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to EuroFund for a one-year term ending June 30, 2025.
The Board of Advantage Global Fund, including the Independent Board Members, unanimously approved the continuation of the Advantage Global Fund Advisory Agreement between the Manager and Advantage Global Fund for a one-year term ending June 30, 2025.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement

Glossary of Terms Used in this Report

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
S&P	Standard & Poor’s
SCA	Societe en Commandite par Actions

2024 BlackRock Annual Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EuroFund

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EuroFund

Date: August 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of BlackRock EuroFund

Date: August 22, 2024